Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income (loss)	$ 438	$ (326)
Reconciliation of net income (loss) to cash provided by (used in) operating activities:
Depreciation	1,636	1,635
Compensation costs – stock options	118	233
Provision for losses on accounts receivable	18	50
Gain from disposal of property and equipment	(23)	(7)
Change in operating assets and liabilities:
Accounts receivable	(975)	3,591
Prepaid expenses	(62)	(6)
Refundable income taxes	6	(7)
Other current assets	(72)	(41)
Other assets, net	(4)	(17)
Accounts payable	86	(2,966)
Accrued payroll and other compensation	63	(269)
Accrued income taxes	(1)	(18)
Other accrued taxes	4	43
Deferred revenues	85	75
Other liabilities and accrued expenses	(59)	18
Net cash provided by operating activities	1,258	1,988
Investing activities:
Capital expenditures	(2,370)	(1,465)
Proceeds from disposal of property and equipment	25	43
Net cash used in investing activities	(2,345)	(1,422)
Financing activities:
Proceeds from subsidiary private placement offering	3,050
Principal payments on capital lease obligations	(60)	(2)
Contribution to paid-in capital	7
Net cash provided by (used in) financing activities	2,997	(2)
Increase in cash and cash equivalents	1,910	564
Cash and cash equivalents at beginning of year	7,888	7,324
Cash and cash equivalents at end of year	9,798	7,888
Significant non-cash operating and investing activities:
Capital expenditures included in accounts payable at December 31, 2013	1,338
Asset retirement obligation	75
Significant non-cash investing activities and financing activities:
Capital lease obligations incurred	280
Cash paid during the year for interest expense	22	13
Cash received during the year as interest income	$ 1	$ 2